Warrants	3 Months Ended
Mar. 31, 2024
Warrants and Rights Note Disclosure [Abstract]
Warrants

(10)    Warrants

Warrants outstanding at March 31, 2024, and December 31, 2023, are as follows:

	March 31,	December 31,
	2024	2023
Public Warrants	8,281,779	8,281,779
Private Placement Warrants	5,933,333	5,933,333
Total warrants	14,215,112	14,215,112

Public and Private Placement Warrant Liabilities

In connection with consummation of the Business Combination, we assumed the warrant liabilities associated with 8,333,272 Public Warrants. Each Public Warrant is exercisable to purchase one share of common stock at a price of $11.50 per share, subject to adjustment. Under a plan approved by the Board, we repurchased 51,493 Public Warrants for $20 during the fourth quarter of 2023. The purchase plan was discontinued in December 2023. As of March 31, 2024, there were 8,281,779 Public Warrants outstanding.

The Public Warrants expire 5 years after the completion of the Business Combination or earlier upon redemption or liquidation. We may redeem for cash the outstanding Public Warrants:

(a)	in whole and not in part;
(b)	at a price of $0.01 per Public Warrant;
(c)	upon not less than 30 days’ prior written notice of redemption to each warrant holder; and
(d)

if, and only if, the reported closing price of the Common Stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30 trading day period ending three business days before the Company sends the notice of redemption to the warrant holders.

If and when the SPAC Warrants become redeemable by the Company, we may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws.

If we call the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis.” The exercise price and number of shares of common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger or consolidation. However, except as described below, the warrants will not be adjusted for issuances of common stock at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants. Accordingly, the warrants may expire worthless.

In addition to the Public Warrants, we assumed the warrant liabilities associated with 5,933,333 Private Placement Warrants. The Private Placement Warrants are identical to the Public Warrants, except that the Private Placement Warrants and the common stock issuable upon the exercise of the Private Placement Warrants were not transferable, assignable or saleable until 30 days after the completion of the Business Combination, subject to certain limited exceptions. Additionally, the Private Placement Warrants are exercisable on a cashless basis and are non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private

Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants. As of March 31, 2024, there were 5,933,333 Private Placement Warrants outstanding.

We determined that both the Public and Private placement Warrants do not meet the criteria to be equity classified and should be recorded as liabilities. Our analysis concluded liability classification under ASC 815, Derivatives and Hedging, as these warrants include a provision that could allow cash settlement upon an event outside the control of the Company, and such event may not result in a change in control of the Company. As a result, the Private and Public Warrants do not meet the criteria for equity classification.

At the close of the Business Combination, the fair values of the Public Warrants and Private Placement Warrants were $1,500 and $1,068, respectively. As of March 31, 2024, the fair values of the Public Warrants and Private Placement Warrants were $8,281 and $5,933, respectively. The fair value of the Public Warrants has been measured based on the quoted price of such warrants on the Nasdaq Global Market. The transfer of Private Placement Warrants to anyone outside of a small group of individuals who are permitted transferees would result in the Private Placement Warrants having substantially the same terms as the Public Warrants. Therefore, we determined that the fair value of each Private Placement Warrant and Working Capital Warrant is equivalent to that of each Public Warrant.

The following table summarizes activity in warrants to purchase common stock in the three months ended March 31, 2024. There was no activity in the three months ended March 31, 2023.

	Balance at
	December 31,			Retirements /	Balance at
Series	2023	Exercises	Issuances	Conversions	March 31, 2024
Public Warrants	8,281,779	—	—	—	8,281,779
Private Placement Warrants	5,933,333	—	—	—	5,933,333